PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Asset-Backed Securities 1.1%
Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817%(c)	05/17/31	11,472	$11,506,405
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.879(c)	10/20/30	14,020	14,055,439
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.003(c)	01/22/31	5,405	5,419,061
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.847(c)	04/20/33	24,756	24,777,558
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.813(c)	05/06/30	2,921	2,923,957
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.862(c)	10/20/31	33,273	33,364,232
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.946(c)	10/15/32	25,000	25,017,330
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.029(c)	07/17/34	9,500	9,502,813

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.718(c)	10/15/29	6,297	6,302,837
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	04/20/33	29,504	29,564,797
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	32,349	32,364,172
Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.884(c)	04/18/31	11,535	11,543,888

Total Asset-Backed Securities (cost $205,650,565)				206,342,489

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Security 0.3%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $55,950,000)	8.819%	11/13/41	55,950	$58,466,871
Corporate Bonds 82.5%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	28,455	27,836,430
Sr. Sec’d. Notes, 144A	9.000	09/15/28	30,275	32,109,059

CMG Media Corp., Sec’d. Notes, 144A	8.875	06/18/29	51,480	35,481,435
				95,426,924
Aerospace & Defense 2.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	35,487	33,953,274
Sr. Unsec’d. Notes	5.930	05/01/60	28,905	27,393,005
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	39,209	39,162,341
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	13,039,263
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,411	17,563,346
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	13,940	14,375,625
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	27,422	28,587,435
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	65,269	65,350,586
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	29,260	31,600,800
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	15,330	14,548,204
Gtd. Notes	5.500	11/15/27	26,139	25,914,244
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/33	22,465	22,461,805
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	34,656,180
Sr. Sec’d. Notes, 144A	6.625	03/01/32	26,200	26,813,513
				395,419,621
Airlines 1.0%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,803,127
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	5,227	5,223,132
Sr. Sec’d. Notes, 144A	5.750	04/20/29	47,500	47,203,125
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,402	33,913,733
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	17,952,208

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375%	02/01/30	30,235	$26,627,662
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	27,065	26,591,363
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/28	24,368	24,283,930
				193,598,280
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	12,726	11,792,171
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	70,128	61,659,207
				73,451,378
Auto Manufacturers 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	3,825	3,265,168
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	10,040,075
Sr. Unsec’d. Notes(a)	7.400	11/01/46	24,152	26,785,682
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	675	663,450
Sr. Unsec’d. Notes	4.134	08/04/25	2,375	2,356,587
Sr. Unsec’d. Notes	5.125	06/16/25	1,425	1,422,706
Sr. Unsec’d. Notes	6.800	05/12/28	1,828	1,907,782

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	20,620	21,899,937
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	52,821	52,778,047
				121,119,434
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	47,047	46,341,295
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	12,375	12,655,417
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	4,754	4,720,794
Gtd. Notes(a)	6.500	04/01/27	13,174	13,182,824

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	13,825	13,894,125

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25	4,119	$4,103,554
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	7,010	6,262,219
Sr. Unsec’d. Notes(a)	4.500	02/15/32	1,344	1,175,993
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	10,718,247
Sr. Unsec’d. Notes(a)	5.625	06/15/28	13,274	13,182,240

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	31,905	32,156,329
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	8,835	8,878,657
Sr. Sec’d. Notes, 144A	6.750	04/15/29	8,190	8,415,746

Tenneco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	92,085	87,417,109
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	33,777	33,174,202
				296,278,751
Banks 0.9%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	12,190	12,202,609
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	42,635	41,347,469
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	37,139	37,079,499
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	20,178	20,318,861
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	13,925	15,133,693
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	12,475	13,837,914
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	20,671	18,241,773
Sub. Notes, 144A(a)	4.950(ff)	06/01/42	6,100	4,824,566

Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	8,550	8,854,474
				171,840,858
Building Materials 1.8%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	5,785	5,588,285
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	21,845	21,482,146

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450%	11/19/29	23,375	$23,265,430
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	35,523	29,892,593
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	32,219	32,649,371
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	9,300	9,529,762
Griffon Corp., Gtd. Notes	5.750	03/01/28	16,896	16,686,344
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	8,865	8,516,409
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	5,215	5,472,431
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	8,595	8,839,624
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	8,471	8,615,435
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	23,765	22,796,880
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	36,864	36,630,711
Sr. Sec’d. Notes, 144A	8.875	11/15/31	17,305	18,419,272
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	16,979	14,923,290
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	53,501	49,792,909
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,883	9,590,711
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	16,737	16,454,166
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	9,585	9,788,917
				348,934,686
Chemicals 1.5%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	38,703,610
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	5,550	4,837,121

ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	12,821	7,429,272
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	6,985	7,067,257

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Celanese US Holdings LLC,
Gtd. Notes	6.600%	11/15/28	9,502	$9,841,162
Gtd. Notes	6.800	11/15/30	3,325	3,498,652

Chemours Co. (The), Gtd. Notes, 144A	8.000	01/15/33	12,170	12,231,236
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	18,779	17,839,589
Sr. Sec’d. Notes, 144A	15.000	12/06/28	2,969	2,820,570

Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	7,135	7,121,463
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,582,000
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	8,870	9,036,313
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	19,875	18,670,707
Sr. Sec’d. Notes, 144A	7.250	06/15/31	13,680	14,036,103
Sr. Sec’d. Notes, 144A	9.750	11/15/28	39,525	42,057,404
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	11,902	11,401,103

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,165	1,152,370
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	24,130	22,814,674
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A(a)	3.375	03/15/30	12,150	10,828,688
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	31,257	31,535,416
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29	12,146	11,177,325
				287,682,035
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	23,300	23,649,500
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	19,615	20,129,894
				43,779,394

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 4.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28	9,227	$9,080,643
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	41,460	42,449,091
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	65,373	60,001,976
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	69,427	69,666,262
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	40,958	38,602,915
Sr. Sec’d. Notes, 144A	4.625	06/01/28	36,956	34,738,640

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	20,985	19,905,514
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	39,902	36,154,881
Gtd. Notes, 144A	4.625	10/01/27	31,160	29,787,184
APi Group DE, Inc.,
Gtd. Notes, 144A	4.125	07/15/29	2,700	2,513,604
Gtd. Notes, 144A(a)	4.750	10/15/29	10,373	9,951,917
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	28,975	27,442,307
Gtd. Notes, 144A	5.375	03/01/29	475	451,560
Gtd. Notes, 144A(a)	5.750	07/15/27	7,375	7,293,524
Gtd. Notes, 144A	5.750	07/15/27	619	611,314

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	9,005	9,016,256
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	14,825	15,669,488
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	2,648	2,577,846
Gtd. Notes, 144A(a)	6.500	06/15/29	4,200	4,286,545

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	1,725	1,589,716
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	16,660	17,254,395
Herc Holdings, Inc., Gtd. Notes, 144A(a)	6.625	06/15/29	13,430	13,761,405
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	9,950	8,521,863
Gtd. Notes, 144A	5.000	12/01/29	6,800	4,704,908

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500%	05/15/29	100,254	$96,828,027
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	28,190	26,799,063
Service Corp. International,
Sr. Unsec’d. Notes(a)	3.375	08/15/30	19,455	17,411,277
Sr. Unsec’d. Notes	5.750	10/15/32	12,085	12,037,296

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	11,535	11,923,378
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	24,383	21,798,809
Gtd. Notes	3.875	02/15/31	23,280	21,285,998
Gtd. Notes(a)	4.000	07/15/30	2,906	2,696,258
Gtd. Notes	4.875	01/15/28	59,499	58,593,855

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	19,825	17,252,866
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	11,375	12,045,672
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A(a)	6.625	06/15/29	8,190	8,336,751
				773,043,004
Computers 0.8%
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	12,165	12,491,604
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	6,272,406
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	19,175	19,882,137
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29	8,525	7,964,152
Gtd. Notes, 144A	3.750	10/01/30	5,248	4,859,338

McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	73,451	71,357,757
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	5,248	5,746,711
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,090,654
Gtd. Notes, 144A(a)	5.125	04/15/29	21,721	20,865,366
				166,530,125

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes(a)	6.125%	09/30/32	18,285	$18,169,804
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	73,161	67,853,298
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	4,090	4,314,950
Sr. Sec’d. Notes, 144A	6.750	03/15/28	5,050	5,182,563

Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	6,155	6,420,416
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	24,100	25,632,369
				109,403,596
Diversified Financial Services 4.0%
Azorra Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.750	04/15/30	18,115	18,199,982
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	34,040	36,532,479
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	10,185	10,788,256
Focus Financial Partners LLC, Sr. Sec’d. Notes, 144A	6.750	09/15/31	5,782	5,831,145
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	4,315	4,480,173
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	10,750	11,144,443
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	5,200	5,310,500
Gtd. Notes, 144A	8.000	02/15/27	11,925	12,312,563
Sr. Unsec’d. Notes, 144A(a)	5.875	03/15/30	11,430	11,333,559
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	16,500	17,366,250
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	11,195	11,396,510
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,713,337
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	10,650	11,053,529

Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	40,106	38,807,717
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	16,400	16,510,576
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	17,375	16,256,429

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LD Holdings Group LLC, Gtd. Notes, 144A	6.125%	04/01/28	18,162	$15,797,032
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	6.400	03/26/29	13,610	14,095,900
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,393,005
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	4,225	4,437,954
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	60,507	57,520,636
Gtd. Notes, 144A	5.500	08/15/28	10,100	9,921,419
Gtd. Notes, 144A	5.750	11/15/31	18,745	18,246,737
Gtd. Notes, 144A	6.000	01/15/27	37,645	37,635,829
Gtd. Notes, 144A	6.500	08/01/29	13,465	13,603,563
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	18,775	18,051,723
Sr. Unsec’d. Notes(a)	5.500	03/15/29	14,685	14,066,341
Sr. Unsec’d. Notes	6.750	06/25/25	10,475	10,529,231
Sr. Unsec’d. Notes	9.375	07/25/30	5,075	5,590,273
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	14,370	13,438,545
Gtd. Notes(a)	4.000	09/15/30	34,389	30,911,603
Gtd. Notes	6.625	01/15/28	3,159	3,225,160
Gtd. Notes	6.625	05/15/29	13,450	13,722,288
Gtd. Notes	7.125	03/15/26	51,653	52,801,529
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	30,575	28,748,444
Gtd. Notes, 144A	5.375	10/15/25	34,766	34,682,679
Gtd. Notes, 144A(a)	5.750	09/15/31	10,199	9,874,554
Gtd. Notes, 144A	7.125	11/15/30	7,940	8,136,578
Gtd. Notes, 144A	7.875	12/15/29	1,710	1,806,398

PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875	11/01/29	22,140	21,438,432
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	1,033	952,337
Gtd. Notes, 144A	8.375	02/01/28	2,860	2,948,985
Gtd. Notes, 144A(a)	8.875	01/31/30	19,696	20,683,626
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	2,000	1,908,274
Gtd. Notes, 144A	3.625	03/01/29	11,571	10,678,220
Gtd. Notes, 144A	3.875	03/01/31	29,558	26,458,273
Gtd. Notes, 144A(a)	4.000	10/15/33	32,040	27,825,416
				775,168,432

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric 4.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31		3,300	$2,981,471
Sr. Sec’d. Notes, 144A	4.500	02/15/28		27,824	26,921,107
Sr. Sec’d. Notes, 144A	5.250	06/01/26		125	124,247
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		43,590	41,542,498
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		79,706	75,532,766
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		143,273	140,038,695

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		10,455	8,782,276
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		32,025	32,040,014
Gtd. Notes, 144A	3.375	02/15/29		21,891	20,053,186
Gtd. Notes, 144A	3.625	02/15/31		32,159	28,664,571
Gtd. Notes, 144A(a)	3.875	02/15/32		23,208	20,680,152
Gtd. Notes, 144A	5.250	06/15/29		18,376	18,042,460
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		40,675	45,068,924

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30		10,135	9,956,564
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		42,893	43,320,604
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		36,215	37,278,161
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		31,000	33,354,065
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		35,350	33,752,974
Gtd. Notes, 144A	5.000	07/31/27		100,108	99,181,886
Gtd. Notes, 144A	5.500	09/01/26		9,690	9,680,598
Gtd. Notes, 144A	5.625	02/15/27		57,680	57,653,495
Gtd. Notes, 144A	6.875	04/15/32		13,985	14,517,439
					799,168,153
Electrical Components & Equipment 0.4%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	5,545,093
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		23,672	22,231,299
Gtd. Notes, 144A	4.750	06/15/28		2,650	2,568,395
Gtd. Notes, 144A	6.500	12/31/27		1,810	1,830,211

EnerSys, Gtd. Notes, 144A	6.625	01/15/32		4,845	4,936,123

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375%	03/15/29	13,310	$13,644,721
Gtd. Notes, 144A	6.625	03/15/32	10,180	10,489,975
Gtd. Notes, 144A(a)	7.250	06/15/28	19,182	19,641,466
				80,887,283
Engineering & Construction 0.2%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A(a)	10.375	08/01/30	10,725	11,369,351
TopBuild Corp.,
Gtd. Notes, 144A(a)	3.625	03/15/29	12,228	11,347,532
Gtd. Notes, 144A	4.125	02/15/32	11,500	10,368,610
				33,085,493
Entertainment 2.5%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	86,715	81,918,997
Sr. Sec’d. Notes, 144A	6.500	02/15/32	29,595	30,209,370
Sr. Sec’d. Notes, 144A	7.000	02/15/30	55,592	57,366,815

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,757,598
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	11,012	10,930,842
Cinemark USA, Inc., Gtd. Notes, 144A(a)	7.000	08/01/32	8,875	9,180,106
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	537	526,400
Sr. Sec’d. Notes, 144A	5.250	01/15/29	4,336	4,249,280
Sr. Sec’d. Notes, 144A	6.250	01/15/27	6,978	7,012,890
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	36,978	36,172,665
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	16,137,441

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	37,779	35,865,741
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	8,971	8,156,712
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	56,199	55,551,646

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875%	09/01/31		31,925	$21,831,816
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30		26,348	25,644,827
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		32,036	31,210,906
Gtd. Notes, 144A	6.250	03/15/33		11,555	11,534,689
Gtd. Notes, 144A(a)	7.125	02/15/31		17,165	18,136,750
					483,395,491
Environmental Control 0.6%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		9,450	8,977,500
Gtd. Notes, 144A(a)	4.375	08/15/29		36,677	34,751,457
Gtd. Notes, 144A(a)	4.750	06/15/29		5,000	4,825,000
Sr. Sec’d. Notes, 144A	6.750	01/15/31		14,000	14,525,000
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		12,609	11,778,460
Gtd. Notes, 144A	4.875	12/01/29		31,541	29,823,669

Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		5,845	6,019,824
					110,700,910
Foods 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		2,719	2,510,255
Gtd. Notes, 144A	4.625	01/15/27		11,182	10,958,764
Gtd. Notes, 144A	5.875	02/15/28		22,106	21,977,619
Gtd. Notes, 144A	6.500	02/15/28		6,718	6,831,910
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		101,650	97,088,110
Sr. Sec’d. Notes, 144A	8.000	09/15/28		20,025	20,598,926

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $33,086,575; purchased 05/02/24)(f)	8.125	05/14/30	GBP	26,500	32,726,199
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.750	12/01/31		18,077	16,289,290

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A(a)	4.125%	01/31/30	6,561	$6,098,877
Gtd. Notes, 144A	4.375	01/31/32	6,655	6,103,670
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	46,652	41,074,700
Gtd. Notes	4.250	04/15/31	31,667	29,585,296
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	41,306	38,722,795
Gtd. Notes, 144A	5.500	12/15/29	25,447	24,884,663
Gtd. Notes, 144A	6.375	03/01/33	11,790	11,790,187
Sr. Sec’d. Notes, 144A	6.250	02/15/32	7,715	7,816,449
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	21,316	19,433,694
Sr. Unsec’d. Notes, 144A	6.250	10/15/34	17,505	17,367,271

US Foods, Inc., Gtd. Notes, 144A	5.750	04/15/33	720	712,293
				412,570,968
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31	21,300	21,013,723
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	4,707	4,692,367
Sr. Unsec’d. Notes	5.750	05/20/27	12,042	11,594,742
Sr. Unsec’d. Notes	5.875	08/20/26	18,319	18,007,714
				34,294,823
Healthcare-Products 0.9%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	185,377	173,848,892
Healthcare-Services 3.3%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	111,935	98,999,170
Gtd. Notes, 144A(a)	4.625	06/01/30	99,799	93,501,685
Gtd. Notes, 144A(a)	6.875	09/01/32	22,075	22,800,379
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,196,987
Gtd. Notes	7.500	11/06/33	17,650	19,805,059

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.580%	09/15/25	7,101	$7,227,699
Gtd. Notes, MTN	7.750	07/15/36	25,990	29,833,880
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	42,494	38,137,523
Sr. Sec’d. Notes, 144A	4.375	02/15/27	30,278	29,336,704

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $52,855,479; purchased 08/17/21 - 01/04/24)(f)	5.500	09/01/28	54,773	38,008,824
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	5,485	5,574,213
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	13,435	13,455,892
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	75,628	71,440,706
Sr. Sec’d. Notes	4.375	01/15/30	122,192	114,532,925
Sr. Sec’d. Notes	4.625	06/15/28	9,511	9,234,702
Sr. Sec’d. Notes(a)	6.750	05/15/31	8,915	9,136,781
Sr. Unsec’d. Notes	6.875	11/15/31	40,341	42,605,682
				652,828,811
Home Builders 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	21,679	20,270,638
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	27,436	25,441,640
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	11,883	11,954,037
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	42,851,977
Gtd. Notes	7.250	10/15/29	76,643	78,224,265
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	16,350	16,708,665
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	50,121	46,863,135
Gtd. Notes, 144A	6.250	09/15/27	29,693	29,545,723
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	20,784,330

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	19,585	20,858,025
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	6,857	6,718,413
Gtd. Notes, 144A	5.000	03/01/28	41,915	40,564,671

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes	4.000%	06/15/31	21,256	$19,296,548
Gtd. Notes	4.800	11/15/29	29,319	28,347,077
Gtd. Notes	6.875	06/15/27	12,836	13,227,367
Gtd. Notes	7.250	07/15/30	3,775	3,910,678

Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	32,540	33,333,298
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,575,050
Gtd. Notes	4.950	02/01/28	28,261	27,752,068
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	59,110	55,415,625
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	32,846	32,353,310

Meritage Homes Corp., Gtd. Notes(a)	5.125	06/06/27	14,350	14,428,654
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,763,429
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(a)	4.750	02/15/28	38,475	37,369,463
Sr. Unsec’d. Notes	4.750	04/01/29	19,834	19,001,861

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	22,693	24,126,944
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	15,444	15,537,581
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,713,595
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	27,639	26,995,764
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,540,855
Gtd. Notes	5.700	06/15/28	34,272	34,384,531
				804,859,217
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	45,205	41,969,349
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	10,510	10,181,037
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	43,600	39,718,292

Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	7,000	6,058,948
				97,927,626

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375%	05/15/30	13,275	$13,501,914
Sr. Unsec’d. Notes(a)	6.625	05/15/32	7,555	7,688,027
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	58,993	52,606,342
Gtd. Notes	4.375	02/01/32	39,275	35,118,756

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $80,126,488; purchased 09/17/21 - 04/29/22)(f)	6.500	10/01/29	84,380	54,044,044
				162,959,083
Insurance 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	19,610	20,026,333
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	1,500	1,435,482
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	36,640	37,671,034
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	13,790	14,354,388

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	19,200	18,277,512
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	19,845	18,836,643
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	24,566	23,696,776
				134,298,168
Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	47,650	44,791,855
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	22,957,748

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	42,438	42,341,916
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	17,687	16,392,132
				126,483,651
Iron/Steel 0.8%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,117,170
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	40,682,055

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750%	04/15/30	28,560	$28,722,647
Gtd. Notes, 144A	6.875	11/01/29	19,765	19,906,059
Gtd. Notes, 144A(a)	7.000	03/15/32	16,075	16,179,759
Gtd. Notes, 144A	7.375	05/01/33	13,460	13,703,726

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	24,975	26,100,873
				153,412,289
Leisure Time 3.9%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	47,555	48,376,275
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	96,396	96,275,505
Gtd. Notes, 144A(a)	6.000	05/01/29	7,509	7,512,004
Sr. Sec’d. Notes, 144A	4.000	08/01/28	78,108	74,593,140

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	16,850	16,856,325
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	39,075	41,169,138
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	5,350	5,365,182
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	80,253	80,017,056
Sr. Sec’d. Notes, 144A	5.875	02/15/27	16,311	16,270,222
Sr. Sec’d. Notes, 144A	8.125	01/15/29	15,000	15,918,750
Sr. Sec’d. Notes, 144A	8.375	02/01/28	10,559	10,994,559
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	19,655	19,518,598
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	35,280	37,440,900

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	24,269	24,481,354
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	18,650	18,556,750
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	53,911	53,894,827
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	22,080	22,050,660
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	27,195	27,534,937
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	55,267	54,714,330
Gtd. Notes, 144A	9.125	07/15/31	35,735	38,581,650
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	10,575	10,654,313

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625%	02/15/29	30,520	$30,024,050
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	15,956,500
				766,757,025
Lodging 1.7%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	40,785	38,119,777
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	39,540	34,929,311
Gtd. Notes, 144A	5.875	04/01/29	16,360	16,513,254
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	1,920	1,907,849
Gtd. Notes(a)	4.750	10/15/28	54,592	53,106,067
Gtd. Notes	5.500	04/15/27	44,325	44,316,462
Gtd. Notes(a)	6.125	09/15/29	15,560	15,729,217
Gtd. Notes(a)	6.500	04/15/32	56,090	56,751,284

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	19,045	19,021,141
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	14,965	14,506,697
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	41,835	40,030,865
				334,931,924
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	26,280	25,322,134
Gtd. Notes, 144A	6.250	10/15/32	15,465	15,479,826
				40,801,960
Machinery-Diversified 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	15,155	16,381,285
Sr. Sec’d. Notes, 144A	7.500	01/01/30	26,475	27,648,433

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	39,602	29,755,970

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500%	09/01/28	35,900	$38,553,857
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	14,270,812
				126,610,357
Media 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	38,795	34,256,864
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	576,069
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	3,317	3,087,184
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	28,836	28,125,936
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	14,778	14,593,601
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,621	1,577,977
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,685	22,673,666
CSC Holdings LLC,
Gtd. Notes, 144A (original cost $27,038,122; purchased 08/03/20 - 11/12/20)(f)	3.375	02/15/31	27,213	19,748,620
Gtd. Notes, 144A (original cost $16,969,700; purchased 06/02/20 - 06/18/20)(f)	4.125	12/01/30	16,970	12,774,059
Gtd. Notes, 144A (original cost $15,840,270; purchased 01/12/18 - 02/14/22)(f)	5.375	02/01/28	15,756	13,651,704
Gtd. Notes, 144A (original cost $41,825,660; purchased 11/25/20 - 06/13/24)(f)	5.500	04/15/27	44,605	40,289,092
Gtd. Notes, 144A (original cost $888,000; purchased 05/06/22)(f)	6.500	02/01/29	960	823,788
Sr. Unsec’d. Notes, 144A (original cost $112,627,537; purchased 06/02/20 - 06/13/23)(f)	4.625	12/01/30	115,940	65,612,993
Sr. Unsec’d. Notes, 144A (original cost $13,968,988; purchased 09/27/21)(f)	5.000	11/15/31	14,570	8,073,006
Sr. Unsec’d. Notes, 144A (original cost $31,546,755; purchased 09/27/21 - 06/09/23)(f)	5.750	01/15/30	36,442	21,954,213
Sr. Unsec’d. Notes, 144A (original cost $23,338,628; purchased 03/22/18 - 04/11/22)(f)	7.500	04/01/28	23,472	17,040,039
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	267,691	1,535,615
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(f)	5.375	08/15/26(d)	183,396	1,090,265
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	54,244	35,876,448

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.375%	07/01/28	29,055	$21,943,751
Gtd. Notes	7.750	07/01/26	175,096	149,976,147

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	38,825	41,184,692
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	10,433	9,804,656
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $38,748,582; purchased 09/11/20 - 12/19/22)(f)	4.500	09/15/26	39,352	33,948,205
Sr. Unsec’d. Notes, 144A (original cost $33,333,400; purchased 11/21/22 - 05/04/23)(f)	6.500	09/15/28	67,924	45,360,350

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $30,901,491; purchased 04/02/20 - 08/02/23)(f)	5.125	02/15/27	37,592	33,357,410
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	20,732	18,618,120
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,531	94,184,669
Sr. Sec’d. Notes, 144A	8.000	08/15/28	17,340	17,709,344
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	5,458	4,784,647
Sr. Sec’d. Notes, 144A	5.500	05/15/29	33,898	32,033,610

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	43,165	38,470,806
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A	5.125	02/28/30	1,800	1,622,250
				886,359,796
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	15,188,258
Mining 1.6%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	8,950	9,427,167
Unsec’d. Notes, 144A	11.500	10/01/31	18,513	20,913,636

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	35,960	35,435,344
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	29,426	29,291,817
Gtd. Notes, 144A	8.625	06/01/31	16,300	16,758,438

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia), (cont’d.)
Sec’d. Notes, 144A	9.375%	03/01/29	12,230	$13,051,856

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	28,714	29,117,055
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	24,262	23,867,743
Gtd. Notes, 144A	6.125	04/01/29	37,395	37,581,975

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	45,344	45,740,760
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	902,557
Gtd. Notes, 144A	3.875	08/15/31	5,083	4,469,138
Gtd. Notes, 144A	4.750	01/30/30	40,490	38,136,970

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	9,335	9,652,483
				314,346,939
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	6,475	6,435,292
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	27,030,074

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	25,330	26,418,298
				59,883,664
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	5,920	5,498,217
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	7,655	7,846,901
				13,345,118
Oil & Gas 5.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	14,360	14,920,247
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	104,709	10,471

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp., Gtd. Notes, 144A	7.625%	02/01/29	7,452	$7,639,477
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	9.000	11/01/27	31,374	37,718,118
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	16,535	16,559,764
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	43,925	44,981,226
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	729,154
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,580	56,654,628
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	29,075	30,341,879
Gtd. Notes, 144A	8.625	11/01/30	17,200	18,272,989

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	12,400	12,874,468
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	21,450	20,290,631
Gtd. Notes, 144A	6.750	03/01/29	32,042	31,587,155
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	10,620	10,539,761
Gtd. Notes, 144A	7.625	04/01/32	11,700	11,809,479
Gtd. Notes, 144A	9.250	02/15/28	30,727	32,327,770

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	5,123	5,206,373
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	9,975	10,415,995
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	18,490	17,608,813
Gtd. Notes	5.375	03/15/30	33,496	33,269,515
Gtd. Notes, 144A	5.500	02/01/26	15,495	15,498,062
Gtd. Notes, 144A	5.875	02/01/29	3,645	3,650,430
Gtd. Notes, 144A	6.750	04/15/29	3,909	3,970,551
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	28,116,560
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	13,886	13,401,013
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,018,925
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	43,198	42,873,672
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	24,140	22,955,662
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	21,120	20,727,913
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	5,991	6,328,664

Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29	4,410	4,374,632

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Matador Resources Co., Gtd. Notes, 144A	6.500%	04/15/32	20,070	$20,123,937
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	17,600	17,424,000
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	29,643	28,605,495
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	11,475	11,497,257
Gtd. Notes, 144A	8.875	08/15/31	18,210	17,615,413
Gtd. Notes, 144A(a)	9.125	01/31/30	44,770	46,600,963

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.309	09/30/29	5,730	5,643,784
Noble Finance II LLC, Gtd. Notes, 144A(a)	8.000	04/15/30	21,035	21,536,344
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,284,732
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,526,956
Sr. Unsec’d. Notes	7.875	09/15/31	850	962,867
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,292,082
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	41,675	39,070,313
Gtd. Notes, 144A	4.625	05/01/30	28,475	26,481,750
Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32	8,370	8,390,925
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	12,400	12,491,922
Gtd. Notes, 144A	7.000	01/15/32	21,025	21,641,201
Gtd. Notes, 144A	8.000	04/15/27	9,400	9,682,675
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	8,275	8,272,518
Gtd. Notes, 144A	7.125	01/15/26	9,366	9,356,634
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	19,172	19,147,156
Gtd. Notes, 144A(a)	4.750	02/15/30	3,875	3,687,983
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	11,640	11,720,703
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/32	8,055	8,095,879

Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	12,740	13,191,254
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	23,108	22,067,017
Gtd. Notes	4.500	04/30/30	29,800	28,189,529

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes(a)	5.875%	03/15/28		6,286	$6,289,057
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,172	1,167,605
Gtd. Notes, 144A	8.250	05/15/29		53,400	53,812,782
Gtd. Notes, 144A	8.500	05/15/31		2,430	2,453,923
Sr. Sec’d. Notes, 144A	8.750	02/15/30		2,078	2,166,576

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		11,475	11,687,402
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		7,200	7,725,214
					1,110,577,845
Packaging & Containers 1.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		41,431	9,073,321
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	17,375	16,080,591
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	373,033
Sr. Sec’d. Notes, 144A	4.125	08/15/26		16,763	14,449,706

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		15,705	15,497,226
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		41,591	41,019,124
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		24,323	22,200,530
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		18,740	16,783,606
Sr. Sec’d. Notes, 144A	8.625	10/01/31		20,825	19,625,402
Sr. Sec’d. Notes, 144A	9.500	11/01/28		7,750	7,830,248
Sr. Unsec’d. Notes, 144A	8.250	11/01/29		18,707	16,287,936
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		34,994	34,480,619

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		25,915	26,545,763
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		10,400	9,464,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		980	977,622

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc., (cont’d.)
Gtd. Notes, 144A	7.250%	05/15/31	9,800	$9,780,427

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	22,350	21,159,526
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	50,113	55,572,546
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	6,675	6,223,372
				343,424,598
Pharmaceuticals 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	58,426	53,341,648
Gtd. Notes, 144A	5.125	03/01/30	32,882	30,409,448
Gtd. Notes, 144A	6.125	08/01/28	24,577	24,187,614
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	17,149	11,489,830
Gtd. Notes, 144A	5.000	02/15/29	73,671	43,834,245
Gtd. Notes, 144A	5.250	01/30/30	116,023	66,133,110
Gtd. Notes, 144A	5.250	02/15/31	23,067	12,571,515
Gtd. Notes, 144A	6.250	02/15/29	56,790	36,345,600
Gtd. Notes, 144A	7.000	01/15/28	11,113	7,779,100
Gtd. Notes, 144A	9.000	12/15/25	3,775	3,699,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	33,074	27,368,735
Sr. Sec’d. Notes, 144A(a)	11.000	09/30/28	21,150	20,779,875

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	4,667	4,433,650
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A(a)	4.125	04/30/28	5,886	5,591,925
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	115,256	105,349,505

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	11,127	11,485,902
				464,801,202
Pipelines 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	31,670	31,044,823

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.750%	03/01/27	29,490	$29,473,782
Gtd. Notes, 144A	5.750	01/15/28	34,678	34,573,133
Gtd. Notes, 144A	6.625	02/01/32	8,430	8,584,580
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,414,185
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	7,890	8,185,468

Cheniere Energy Partners LP, Gtd. Notes	4.500	10/01/29	1,322	1,292,310
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	38,364	37,953,966
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450	11/03/36	3,455	3,625,141
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,538,520
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	685	697,769
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	3,242	3,251,397
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	23,472	24,057,997
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,320,332
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	15,301	16,569,193
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,524,522
Gtd. Notes	7.000	08/01/27	18,055	18,185,430
Gtd. Notes, 144A	8.250	01/15/32	13,750	14,432,006
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	5,995	6,174,655
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	7,250	7,695,869
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,459,201
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	17,898,933
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	141,693
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,843	52,180,011
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,611	1,641,264
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	45,348,293
Gtd. Notes, 144A(a)	6.000	03/01/27	12,884	12,874,958
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,157,937
Gtd. Notes, 144A	6.000	09/01/31	8,663	8,196,978
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	11,614	11,847,668

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29		19,005	$17,649,547
Sr. Sec’d. Notes, 144A	4.125	08/15/31		14,185	12,948,754
Sr. Sec’d. Notes, 144A	6.250	01/15/30		9,675	9,907,928
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		50,875	52,753,720
Sr. Sec’d. Notes, 144A	7.000	01/15/30		16,130	16,506,656
Sr. Sec’d. Notes, 144A	9.500	02/01/29		74,625	83,373,987
Sr. Sec’d. Notes, 144A	9.875	02/01/32		71,725	79,721,926
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30		4,719	4,490,841
Sr. Unsec’d. Notes	4.500	03/01/28		325	320,278
Sr. Unsec’d. Notes	5.500	08/15/48		6,380	5,793,258
					735,808,909
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28		39,710	40,553,857
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		6,225	6,584,293
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		43,625	40,852,975
Gtd. Notes, 144A	4.375	02/01/31		20,677	18,945,183
Gtd. Notes, 144A	5.375	08/01/28		40,335	39,621,786

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		54,871	52,036,131
					198,594,225
Real Estate Investment Trusts (REITs) 1.8%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		46,654	35,414,924
Gtd. Notes	9.750	06/15/25		912	912,234
Sr. Unsec’d. Notes	4.750	02/15/28		43,129	36,877,099
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	0.993	10/15/26	EUR	1,000	869,805
Gtd. Notes	3.500	03/15/31		61,861	40,374,229
Gtd. Notes(a)	4.625	08/01/29		7,075	5,176,284
Gtd. Notes	5.000	10/15/27		500	424,599

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30		18,075	18,489,078

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750%	10/15/27		3,310	$3,247,135
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,384,648
Gtd. Notes, 144A	6.500	04/01/32		24,460	24,849,253

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		13,545	12,402,868
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		3,000	2,921,774
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		19,795	20,386,728
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28		15,325	14,341,229
Sr. Sec’d. Notes, 144A	10.500	02/15/28		65,848	69,975,193
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,895,912
Gtd. Notes, 144A	4.500	01/15/28		11,899	11,676,895
Gtd. Notes, 144A	4.625	12/01/29		36,481	35,334,687
					345,954,574
Retail 5.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		103,317	93,760,177
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28		8,583	8,186,036

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		31,157	28,715,433
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		11,490	11,243,164
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		37,105	39,447,822
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		41,078	43,750,518
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		68,441	75,123,562
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31		36,761	43,993,505

Cougar JV Subsidiary LLC, Sr. Unsec’d. Notes, 144A	8.000	05/15/32		8,195	8,603,861
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	8,651,993
Sr. Sec’d. Notes, 144A	12.000	11/30/28		13,819	15,373,637

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750%	01/15/30	104,841	$97,999,765
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29	11,434	10,741,771

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	29,281	26,186,929
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	14,535	13,216,589
Gtd. Notes, 144A	3.875	10/01/31	42,382	37,387,459

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	43,270	40,339,575
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	61,575	58,154,022
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	1,517	1,585,155
Lithia Motors, Inc.,
Gtd. Notes, 144A(a)	4.375	01/15/31	700	643,613
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	25,525	23,641,434
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	65,827	57,604,290
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	9,165	8,212,701
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	11,755	11,212,065
Gtd. Notes, 144A	6.375	11/01/32	17,180	17,000,842

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32	60,895	62,158,636
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	33,961	33,782,068
Sr. Unsec’d. Notes, 144A(a)	5.000	06/01/31	38,547	35,189,298

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	44,830	41,299,637
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	19,835	19,952,163
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	7,875	7,875,254
				981,032,974

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.3%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500%	11/01/26		2,981	$2,902,749
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		36,756	34,387,013
Sr. Sec’d. Notes, 144A	3.875	07/01/28		750	704,744

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		15,200	15,158,588
					53,153,094
Telecommunications 5.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	9,325	9,712,786
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	37,745	39,314,650
Sr. Sec’d. Notes, 144A	5.000	01/15/28		37,200	29,574,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29		43,725	33,121,688
Sr. Sec’d. Notes, 144A	9.625	07/15/27		30,358	28,612,415

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29		23,230	21,371,600
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		9,103	679,076
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30		121	121,306
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		14,902	101,336

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		79,822	77,626,487
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		90,306	76,534,469
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		21,050	21,070,348
Sec’d. Notes, 144A	6.000	01/15/30		42,013	42,158,857
Sec’d. Notes, 144A	6.750	05/01/29		25,500	25,824,429
Sr. Sec’d. Notes, 144A	5.000	05/01/28		69,187	68,635,255
Sr. Sec’d. Notes, 144A	5.875	10/15/27		35,328	35,359,520
Sr. Sec’d. Notes, 144A	8.750	05/15/30		1,700	1,810,607
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,804,479
Sr. Sec’d. Notes, 144A	6.500	10/15/26		34,215	34,601,630
Sr. Sec’d. Notes, 144A	7.000	10/15/28		25,205	25,518,802
Sr. Sec’d. Notes, 144A	7.000	04/15/32		18,000	18,195,300

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France), (cont’d.)
Sr. Sec’d. Notes, 144A	8.500%	04/15/31	10,550	$11,196,188

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	65,495	60,664,744
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	14,975	11,984,023
Sec’d. Notes, 144A	3.875	10/15/30	7,000	5,585,441
Sec’d. Notes, 144A	4.000	04/15/31	12,239	9,715,639
Sec’d. Notes, 144A	4.500	04/01/30	28,670	24,108,089
Sec’d. Notes, 144A	4.875	06/15/29	15,148	13,309,854
Sec’d. Notes, 144A	10.000	10/15/32	7,150	7,158,645
Sr. Sec’d. Notes, 144A	10.500	04/15/29	6,651	7,454,998
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30	21,160	23,199,122
Sr. Sec’d. Notes, 144A(a)	10.750	12/15/30	19,622	22,135,620
Sr. Sec’d. Notes, 144A	11.000	11/15/29	85,121	96,623,002

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	7,825	7,809,377
Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A(a)	7.125	10/15/32	4,324	4,324,562
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	11,526	12,388,667
Gtd. Notes	8.750	03/15/32	33,753	41,110,619

Sprint LLC, Gtd. Notes	7.625	03/01/26	4,152	4,260,272
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	28,078	27,879,544
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.750	07/15/31	2,000	1,757,440
Sr. Sec’d. Notes, 144A	7.750	04/15/32	3,500	3,543,750
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	7.750	08/15/28	14,500	14,598,695
Sr. Sec’d. Notes, 144A	8.250	10/01/31	7,590	7,924,679

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	38,150	40,439,000
				1,051,921,010
Transportation 0.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A(a)	9.500	10/15/31	52,594	56,007,399

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	20,625	$21,372,041
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	4,825	5,000,498
Gtd. Notes, 144A	7.125	02/01/32	11,700	12,190,881
Sr. Sec’d. Notes, 144A	6.250	06/01/28	6,875	6,968,910
				101,539,729

Total Corporate Bonds (cost $16,699,152,944)				16,096,614,104
Floating Rate and Other Loans 5.5%
Advertising 0.0%
Terrier Media Buyer, Inc., Term Facility, 2 Month SOFR + 3.500%	8.071(c)	06/18/29	1,973	1,738,448
Auto Parts & Equipment 0.3%
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347(c)	03/30/28	41,090	37,802,800
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	25,390	24,723,813
				62,526,613
Chemicals 0.5%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	40,705	39,208,059
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	16,397	15,720,297
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.647(c)	12/31/25	20,112	20,112,405
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	28,674	28,458,965
				103,499,726
Commercial Services 0.0%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	8.500(c)	08/11/25	1,122	1,101,386

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906%(c)	03/01/29		33,967	$34,069,291
NCR Atleos Corp.,
Term A Loan, 3 Month SOFR + 2.750%^	7.335(c)	09/27/28		8,584	8,626,837
Term B Loan, 3 Month SOFR + 3.750%	8.397(c)	03/27/29		20,841	20,879,910
					63,576,038
Cosmetics/Personal Care 0.2%
Rainbow Midco Ltd. (United Kingdom), Note Purchase Facility, 6 Month EURIBOR + 7.250%^	10.632(c)	02/22/30	EUR	13,741	14,520,844
Rainbow UK Bidco Ltd. (Luxembourg), Facility B3 Loan, SONIA + 4.750%	9.450(c)	02/23/29	GBP	11,625	14,755,250
					29,276,094
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28		3,937	3,877,688
Electronics 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.350(c)	08/15/29		16,156	15,752,344
Delayed Draw Term Loan, 2 Month SOFR + 5.750%	10.323(c)	08/15/29		1,469	1,432,031
					17,184,375
Forest Products & Paper 0.1%
Glatfelter Corp., New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31		9,350	9,361,687
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	9.085(c)	12/19/30		7,642	7,665,881
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.584(c)	07/08/31		16,550	15,562,164

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Housewares 0.1%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	8.687%(c)	10/06/28	28,465	$23,199,077
Insurance 0.6%
Acrisure LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.599(c)	02/16/27	1,899	1,897,123
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849(c)	11/06/30	58,190	58,141,603
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.937(c)	01/20/29	29,145	28,348,730
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	12/23/26	4,969	4,970,643
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.823(c)	09/19/30	22,251	22,244,220
				115,602,319
Internet 0.0%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	7.974(c)	11/30/27	6,777	6,789,735
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29	30,607	38,946,048
Media 1.2%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27	42,344	36,556,887
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	101,016	99,037,945
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/31/24	36,013	38,533,791
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	1,443	1,233,442
Second Lien Term Loan	8.175	08/24/26(d)	139,499	697,496

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	48,389	42,108,868
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.974(c)	01/31/29	6,200	6,149,625
				224,318,054

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104%(c)	04/23/30	68,018	$67,338,018
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706(c)	02/01/27	26,400	25,977,600
Retail 0.1%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.437(c)	03/06/28	10,262	10,292,382
Software 0.5%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/15/29	9,617	9,639,321
BMC Software, 2031 New First Lien Dollar Term Loan, 1 Month SOFR + 3.750%	8.335(c)	07/30/31	6,150	6,189,077
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	49,552	49,635,069
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.937(c)	07/14/28	39,623	31,698,136
				97,161,603
Telecommunications 0.8%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.073(c)	09/27/29	41,938	36,527,566
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	8,490	8,107,672
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29	21,898	22,385,294
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30	20,725	21,169,342
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%^	13.935(c)	10/18/27	70	2,088
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	1,038	624,296
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	2,343	105,447

Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.506(c)	10/01/31	6,225	6,271,688

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.702%(c)	10/24/29	8,206	$8,083,369
Second Out Term Loan, 1 Month SOFR + 1.614%	6.202(c)	10/24/31	33,364	26,774,993

Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29	26,038	25,940,357
				155,992,112

Total Floating Rate and Other Loans (cost $1,126,518,581)				1,080,987,048
U.S. Treasury Obligations 4.3%
U.S. Treasury Notes(k)	2.500	03/31/27	58,475	56,378,124
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	96,990,229
U.S. Treasury Notes(h)(k)	3.875	11/30/27	301,400	299,469,156
U.S. Treasury Notes	4.250	12/31/25	150,000	149,812,500
U.S. Treasury Notes	4.625	06/30/26	148,000	148,872,969
U.S. Treasury Notes(h)	4.875	05/31/26	85,000	85,753,711

Total U.S. Treasury Obligations (cost $842,541,677)				837,276,689

	Shares
Affiliated Exchange-Traded Funds 1.6%
PGIM AAA CLO ETF		759,000	38,989,830
PGIM Ultra Short Bond ETF		5,260,000	261,895,400

Total Affiliated Exchange-Traded Funds (cost $299,992,639)(wa)			300,885,230
Common Stocks 1.9%
Chemicals 0.6%
Cornerstone Chemical Co.*^	1,010,075	19,191,425
TPC Group, Inc.*^	2,374,523	83,108,305
Venator Materials PLC (original cost $134,882,407; purchased 12/21/23)*^(f)	82,538	22,285,260
		124,584,990

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	$5,861,700
Keycon Power Holdings LLC*^	788,740	79
		5,861,779
Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)^	402,445	66,680,750
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	3,286,588
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	245,295	24,274,393
Heritage Power LLC*^	846,791	44,456,527
Heritage Power LLC*^	23,599	1,238,948
Heritage Power LLC*^	617,491	308,746
		70,278,614
Wireless Telecommunication Services 0.5%
Digicel International Finance Ltd. (Jamaica)*^	7,820,619	19,629,753
Intelsat Emergence SA (Luxembourg)*	2,417,044	73,518,019
Xplore, Inc. (Canada)*	2,875,253	12,317,584
Xplore, Inc., CVR*^	150,521	15
		105,465,371

Total Common Stocks (cost $352,004,186)		376,158,092
Preferred Stocks 0.7%
Electronic Equipment, Instruments & Components 0.7%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	134,092	134,092,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	830,962	9,140,582

Total Preferred Stocks (cost $135,069,418)		143,232,582

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Units	Value
Warrants 0.0%
Chemicals
Ashland, Inc., expiring 03/31/29* (cost $0)	230	$—

Total Long-Term Investments (cost $19,716,880,010)		19,099,963,105

	Shares
Short-Term Investments 3.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wa)	303,663,304	303,663,304
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $367,818,011; includes $366,492,730 of cash collateral for securities on loan)(b)(wa)	368,014,850	367,794,042

Total Short-Term Investments (cost $671,481,315)		671,457,346

TOTAL INVESTMENTS 101.3% (cost $20,388,361,325)		19,771,420,451
Liabilities in excess of other assets(z) (1.3)%		(262,845,861)

Net Assets 100.0%		$19,508,574,590

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $598,178,176 and 3.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $359,086,696; cash collateral of $366,492,730 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $928,771,716. The aggregate value of $462,323,686 is 2.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at November 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $15,238,216)^	15,470,270	$15,238,216	$—	$—

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Unfunded loan commitment outstanding at November 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $6,765,029)^	6,836	$6,767,640	$2,611	$—
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,801	2 Year U.S. Treasury Notes	Mar. 2025	$783,421,738	$1,767,237
191	5 Year Euro-Bobl	Mar. 2025	24,047,128	(14,284)
9,366	5 Year U.S. Treasury Notes	Mar. 2025	1,007,796,211	7,409,797
6,596	10 Year U.S. Treasury Notes	Mar. 2025	733,392,750	9,101,729
787	20 Year U.S. Treasury Bonds	Mar. 2025	94,046,500	2,326,706
413	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	52,528,438	1,987,185
3	Euro Schatz Index	Dec. 2024	339,439	1,329
				22,579,699
Short Position:
129	10 Year Euro-Bund	Dec. 2024	18,373,311	(161,654)
				$22,418,045
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	BARC	GBP	66,040	$82,669,460	$84,032,668	$1,363,208	$—
Euro,
Expiring 12/03/24	UAG	EUR	77,117	80,349,943	81,506,237	1,156,294	—
				$163,019,403	$165,538,905	2,519,502	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	CITI	GBP	66,040	$85,836,596	$84,032,668	$1,803,928	$—
Expiring 01/10/25	BARC	GBP	66,040	82,662,064	84,026,521	—	(1,364,457)

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/03/24	SSB	EUR	77,117	$83,602,669	$81,506,237	$2,096,432	$—
Expiring 01/10/25	UAG	EUR	77,117	80,494,924	81,649,258	—	(1,154,334)
				$332,596,253	$331,214,684	3,900,360	(2,518,791)
						$6,419,862	$(2,518,791)
Credit default swap agreement outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	42,860	2.709%	$2,645,956	$4,229,751	$1,583,795
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	300,215	2.947%	22,595,483	28,805,933	6,210,450
					$25,241,439	$33,035,684	$7,794,245
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM High Yield Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	GSI	12/20/24	(122,270)	$2,375,063	$—	$2,375,063
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	(60,000)	1,425,741	—	1,425,741
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	GSI	03/20/25	(100,000)	648,830	—	648,830
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	JPM	03/20/25	(50,770)	(1,986,602)	—	(1,986,602)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	06/20/25	(120,600)	2,991,322	—	2,991,322
					$5,454,354	$—	$5,454,354
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).